[LETTERHEAD OF KRAMER LEVIN NAFTALIS & FRANKEL LLP]

]




                                                              August 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Old Mutual Advisor Funds
                           File Nos. 33-116057; 811-21587


Ladies and Gentlemen:

         On behalf of Old Mutual Advisor Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the form of prospectuses and statement of additional information for Old Mutual Copper Rock Emerging Growth Fund, a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2005 (Accession No. 0001135428-05-00389).

         If you have any questions or comments regarding this filing, please call me at 212-715-7515.

                                                              Very truly yours,

                                                              /s/ Jay G. Baris
                                                              -----------------
                                                              Jay G. Baris

cc:     Houghton R. Hallock, Jr.
        David J. Bullock
        Andra C. Ozols
        Mark Pietkiewicz
        John M. Zerr
        Carl Frischling